PROSPECTUS SUPPLEMENT

                         To Prospectus Dated May 1, 2000

               Premiere Planner Flexible Premium Variable Annuity
                     Issued by Lincoln Benefit Life Company
            In connection with Lincoln Benefit Life Variable Account

This supplement describes two new subaccounts. The following sentence replaces the third sentence in the second paragraph on page 1 of the prospectus:

         The Contract currently offers twenty-three investment options, each of which is a subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account").

The following portfolios are added to the list of Portfolios on page 1, second paragraph of the prospectus:

         OCC Accumulation Trust:  Science and Technology
         Rydex Variable Trust:  OTC

The following information is added to the Portfolio Company Annual Expenses table on page 5-6 of the prospectus



                                                         Management       Rule 12b-1          Other
                                                             Fee             Fees            Expenses            Total

OCC ACCUMULATION TRUST
     Science & Tech                                         0.80%             0               0.20%              1.00%

RYDEX VARIABLE TRUST
     OTC                                                    0.75%             0               0.80%              1.55%

The following information is added to the Examples on page 7 of the prospectus:


                                 Sub-Account                                          1 Year              3 Years
                                 -----------                                          ------              -------
OCC Science & Tech                                                                     $95                 $142
Rydex OTC                                                                              $100                $157

The following information is added to the Examples on page 8 of the prospectus:

                                 Sub-Account                                          1 Year              3 Years
                                 -----------                                          ------              -------
OCC Science & Tech                                                                     $25                  $77
Rydex OTC                                                                              $31                  $93

The following information is added to the chart under the heading "What are my Investment Choices Under the Contract?" on page 9-10 of the prospectus:

       Fund                            Portfolio
--------------------------------------------------------------------------------

Occ Accumulation Trust                 Science & Technology
Rydex Variable Trust                   OTC
--------------------------------------------------------------------------------

The following information is added to the list of Portfolios under the heading THE INVESTMENT AND FIXED ACCOUNT OPTIONS, and sub-heading Separate Account Investments on page 16 of the prospectus:

         Rydex Variable Trust (investment adviser: Rydex Global Advisers)

                  OTC Portfolio seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Portfolio's current benchmark is the NASDAQ 100 Index. The Portfolio invests principally in securities of companies included in the NASDAQ 100 Index. It may also invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Portfolio may also purchase U.S. Government securities and enter into repurchase agreements.

         Under OCC Accumulation Trust add the following:

                  Science and Technology Portfolio seeks capital appreciation. The Portfolio invests primarily in equity securities of companies that use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies.

Supplement effective January 17, 2001.

                 Statement of Additional Information Supplement
                     To Statement of Additional Information
                               Dated May 1, 2000

               Premier Planner Flexible Premium Variable Annuity
                     Issued by Lincoln Benefit Life Company
        In Connection with Lincoln Benefit Life Variable Annuity Account


     On page S-9 of the Statement of Additional Information under the table entitled "Standardized Total Return as of December 31, 1999, Assuming Contract Surrendered" the following information is added:


                                                                         AVERAGE ANNUAL TOTAL RETURN (3)
                                                                  ---------------------------------------------

                                                                                                           SINCE
                                                          INCEPTION                  5 YEAR    10 YEAR    INCEPTION
                                                           DATE (2)     1 YEAR (%)     (%)        (%)        (%)
                                                         -----------   ----------   --------   --------   ----------
OCC ACCUMULATION TRUST
     Science & Tech                                        2/1/2001           NA         NA         NA           NA

RYDEX VARIABLE TRUST
   OTC                                                     2/1/2001           NA         NA         NA           NA



     On page S-10 of the Statement of Additional Information under the table entitled "Non-Standardized Total Return as of December 31, 1999, Assuming
Contract  Not  Surrendered"  the  following   information  is  added:


                                                                                 AVERAGE ANNUAL TOTAL RETURN (3)
                                                                          --------------------------------------------
                                          PORTFOLIO    MONTHLY      TOTAL                                         SINCE
                                          INCEPTION    RETURN      RETURN      1 YEAR      5 YEAR      10 YEAR   INCEPTION
                                          DATE (2)       (%)       YTD (%)       (%)         (%)         (%)        (%)
                                          ---------   ---------   ---------   ---------   ---------   ---------  ---------
OCC ACCUMULATION TRUST
     Science & Tech                         4/12/00         NA          NA          NA          NA          NA        NA

RYDEX VARIABLE TRUST
     OTC                                    5/7/97        24.43      103.85      103.85         NA          NA      64.86



     On page S-12 of the Statement of Additional Information under the table entitled Non-Standardized Total Return as of December 31, 1999 Assuming Contract Not Surrendered" the following information is added:



                                                         CUMULATIVE
                                                           TOTAL
                                                           RETURN
                                              PORTFOLIO     SINCE            CALENDAR YEAR RETURN (3)
                                             INCEPTION   INCEPTION    ------------------------------------
                                              DATE (2)     (%) (3)      1996 (%)     1997 (%)     1998 (%)
                                              ---------   ----------   ----------   ----------   ----------
OCC ACCUMULATION TRUST
     Science & Tech                            4/12/00          NA             NA           NA           NA

RYDEX VARIABLE TRUST
     OTC                                        5/7/97      276.21             NA           NA         77.26


Supplement effective January 17, 2001